Summary of Significant Accounting Policies - Schedule of Amortization Expense is Recognized on the Straight-Line Basis Over the Estimated Useful Lives of the Assets (Details)	Dec. 31, 2025
Artwork and collectible trading platform [Member]
Schedule of Amortization Expense is Recognized on the Straight-Line Basis Over the Estimated Useful Lives of the Assets [Line Items]
Estimated Useful Life	5 years
Software [Member]
Schedule of Amortization Expense is Recognized on the Straight-Line Basis Over the Estimated Useful Lives of the Assets [Line Items]
Estimated Useful Life	5 years